Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 21 – Subsequent events

In March 2023, the Company disposed of its subsidiary, Ebonex Pte Ltd, to a third party with the cash consideration of SGD10,000. The disposal of Ebonex Pte Ltd does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.

The Company has assessed all events from December 31, 2022 up through April 28, 2023, which is the date that these financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.